ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Details)				12 Months Ended
		Mar. 06, 2017 CNY (¥) item	Nov. 27, 2015 item	Dec. 31, 2016 USD ($) m² individual		Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) m² individual
Major classes of assets and liabilities held for sale
Cash and cash equivalents				$ 3,125,000				¥ 9,422,000		¥ 21,696,000
Assets held for sale				182,988,000				1,060,543,000		1,270,483,000
Liabilities held for sale				187,622,000				1,014,449,000		1,302,658,000
Amortization expense				557,000		¥ 3,869,000		4,298,000	¥ 2,202,000
Costs capitalized				140,745,000				467,746,000		977,194,000
Transaction tax from intercompany sales								27,733,000
Net revenue	[1]			(352,000)		(2,442,000)
Xin Run
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold		79.00%	60.00%
Number of parties | item			3
Consideration in cash for sale of equity interest		¥ 221,000,000
Xin Run | Companies owned by the Founders
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Percentage of equity interest to be sold		52.67%	38.00%
Number of parties | item		2
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Cash and cash equivalents				3,125,000				9,422,000		21,696,000
Accounts receivable, net				248,000						1,721,000
Prepaid expenses and other current assets				14,635,000				101,217,000		101,612,000
Short term investment								50,000,000
Property and equipment, net				3,103,000				12,375,000		21,541,000
Intangible assets, net				797,000				3,185,000		5,532,000
Land use right, net				7,053,000				48,880,000		48,966,000
Deferred tax assets				3,824,000				377,000		26,553,000
Accrued tax on intercompany transactions				2,478,000				17,205,000		17,205,000
Cloud infrastructure construction in progress				140,745,000				467,746,000		977,194,000
Long term deposits and other non-current assets				4,379,000				30,600,000		30,400,000
Assets held for sale				182,989,000				1,060,543,000		1,270,483,000
Accounts payable				780,000						5,416,000
Accrued employee benefits				498,000				2,900,000		3,460,000
Accrued expenses and other payables				177,573,000				1,003,895,000		1,232,881,000
Income tax payable				420,000				2,406,000		2,919,000
Liabilities for uncertain tax positions				693,000				4,813,000		4,813,000
Amounts due to the Company				7,658,000				435,000		53,169,000
Liabilities held for sale				187,622,000				1,014,449,000		1,302,658,000
Prepaid commission fee for the potential sales of certain buildings				$ 15,391,000				99,700,000		¥ 99,700,000
Number of potential buyers for certain buildings as part of the Cloud infrastructure | individual				2						2
Advances from potential buyers of part of cloud infrastructure				$ 153,910,000				997,000,000		¥ 997,000,000
Provision for late delivery penalty				4,433,000		30,778,000
Loss before income taxes				(15,469,000)	[1]	(107,399,000)	[1]	(57,010,000)	(15,554,000)
Transaction tax on assets transfer						0		27,733,000	0
Loss before income taxes attributable to the noncontrolling interest				155,000		¥ 1,074,000		0	0
Xin Run | Assets/liabilities held-for-sale | ChinaCache Beijing and Beijing Blue IT
Major classes of assets and liabilities held for sale
Amounts due from ChinaCache Beijing and Beijing Blue IT				$ 2,602,000				319,536,000		¥ 18,063,000
Land use right
Major classes of assets and liabilities held for sale
Area of asset acquired | m²				39,000						39,000
Estimated economic life of the intangible assets				50 years		50 years
Amortization expense						¥ 0		¥ 1,044,000	¥ 1,033,000

[1]	Loss before income taxes for the year ended December 31, 2016 included transaction tax on assets transfer of Nil (2014: Nil and 2015: RMB27,733,000). Loss before income taxes attributable to the noncontrolling interest for the year ended December 31, 2016 was RMB1,074,000 (US$155,000) (2014: Nil and 2015: Nil).